SALARIES AND SOCIAL SECURITY PAYABLES - Payables (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current
Salaries, annual complementary salaries, vacation, bonuses and their social security payables	$ 13,634	$ 12,552
Termination benefits	702	981
Total current salaries and security payables	14,336	13,533
Non-current
Termination benefits	840	1,172
Total non-current salaries and security payables	840	1,172
Total salaries and social security payables	$ 15,176	$ 14,705